Stockholders' Equity - Summary of Stock Option Transactions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Options [Member]
Shares Available for Grant
Options Available, Beginning balance	1,666,602	191,770
Options Available, Additional shares authorized	223,742	134,295
Options Available, Amendment to plan to authorize additional shares		1,785,837
Options Available, Granted	(756,086)	(622,755)
Options Available, Exercised		0
Options Available, Canceled/Forfeited	115,920	177,455
Options Available, Ending balance	1,150,961	1,666,602	191,770
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance	1,026,987	581,687
Options granted	756,086	622,755
Options exercised	0	0
Options canceled/forfeited	(115,920)	(177,455)
Ending balance	1,667,153	1,026,987	581,687
Options vested at end of period (shares)	820,422
Options vested and expected to vest at end of period (shares)	1,667,153
Weighted-Average Exercise Price per Share
Beginning balance (in dollars per share)	$ 9.99	$ 17.10
Options granted (in dollars per share)	1.68	3.04
Options exercised (in dollars per share)	0
Options canceled/forfeited (in dollars per share)	12.72	8.84
Ending balance (in dollars per share)	6.03	$ 9.99	$ 17.10
Options vested at end of period (in dollars per share)	9.85
Options vested and expected to vest at end of period (in dollars per share)	$ 6.03
Weighted Average Remaining Contractual Term
Options outstanding at end of period	8 years 3 months 7 days	7 years 11 months 8 days	8 years 5 months 23 days
Options vested at end of period	7 years 7 months 20 days
Options vested and expected to vest at end of period	8 years 3 months 7 days
Restricted Stock Units [Member]
Shares Available for Grant
Options Available, Shares allocated to grants of restricted stock units	(99,217)